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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [_]; Amendment Number:
                                               -----
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    United States Steel and Carnegie Pension Fund, Inc.
Address: 350 Park Avenue - 17th Floor
         New York, NY 10022-6022

13F File Number: 28-677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report:

Name:  Gary A. Glynn
Title: President
Phone: 212-826-8420

Signature, Place, and Date of Signing:


/s/ Gary A. Glynn      New York, NY      November 10, 2009
-------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[_]  13F NOTICE.
[_]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

No Other Managers

Form 13F Information Table Entry Total: 74

Form 13F Information Table Value Total: $4,761,099

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            Form 13F, List of Securities Pursuant to Section 13(F)
                     of the Security Exchange Act of 1934

                                                                               SHARES OR   SHARES     SHARES
                                                                  MARKET VALUE PRINCIPAL    SOLE    SOLE VOTING
NAME OF ISSUER                        TITLE OF CLASS CUSIP NUMBER   (x$1000)    AMOUNT   DISCRETION  AUTHORITY
--------------                        -------------- ------------ ------------ --------- ---------- -----------
Abbott Laboratories..................                  002824100    104,779    2,118,032 2,118,032   2,118,032
Altria Group Inc.....................                  02209S103     41,889    2,351,996 2,351,996   2,351,996
Ametek Inc...........................                  031100100     11,222      321,466   321,466     321,466
Amgen Inc............................                  031162100     89,891    1,492,466 1,492,466   1,492,466
Amphenol Corp........................                  032095101     72,005    1,910,950 1,910,950   1,910,950
BB&T Corp............................                  054937107     55,019    2,019,800 2,019,800   2,019,800
BP Plc Sponsored ADR.................                  055622104     75,929    1,426,436 1,426,436   1,426,436
Bank of New York Mellon Corp.........                  064058100     73,136    2,522,796 2,522,796   2,522,796
Bill Barrett Corporation.............                  06846N104        717       21,870    21,870      21,870
Boeing Co............................                  097023105     53,232      983,046   983,046     983,046
Broadridge Financial Solutions.......                  11133T103     56,451    2,808,485 2,808,485   2,808,485
CH Robinson..........................                12541W209BW     26,398      457,100   457,100     457,100
Cisco Systems Inc....................                  17275R102     77,227    3,280,690 3,280,690   3,280,690
Coca Cola Co.........................                  191216100     75,003    1,396,700 1,396,700   1,396,700
Comcast Corp Cl A Special Non-Voting.                  20030N200     54,567    3,393,500 3,393,500   3,393,500
D R Horton Inc.......................                  23331A109     12,113    1,061,650 1,061,650   1,061,650
Dell Inc.............................                  24702R101     30,961    2,028,900 2,028,900   2,028,900
Disney Walt Co.......................                  254687106     68,270    2,486,170 2,486,170   2,486,170
Discovery Communications A...........                  25470F104     26,366      912,619   912,619     912,619
Discovery Communications C...........                  25470F302     19,231      738,819   738,819     738,819
Duke Energy Corp.....................                  26441C105     20,157    1,280,600 1,280,600   1,280,600
Ecolab...............................                  278865100     97,009    2,098,400 2,098,400   2,098,400
Esco Technologies....................                  296315104      9,456      240,000   240,000     240,000
Exxon Mobil Corp.....................                  30231G102    170,280    2,481,858 2,481,858   2,481,858
General Electric Co..................                  369604103     93,870    5,716,824 5,716,824   5,716,824
Glaxosmithkline Spnsrd ADR...........                  37733W105     39,210      992,400   992,400     992,400
Hewlett-Packard Co...................                  428236103     56,900    1,205,250 1,205,250   1,205,250
Illinois Tool Works Inc..............                  452308109     94,043    2,201,900 2,201,900   2,201,900
Intel Corp...........................                  458140100     71,372    3,647,003 3,647,003   3,647,003
International Business Machs.........                  459200101    155,736    1,302,028 1,302,028   1,302,028
International Paper Co...............                  460146103     55,493    2,496,300 2,496,300   2,496,300
Johnson & Johnson....................                  478160104    148,249    2,434,700 2,434,700   2,434,700
KB Home..............................                  48666K109     11,991      721,925   721,925     721,925
Leggett & Platt Inc..................                  524660107     75,044    3,868,250 3,868,250   3,868,250
Liberty Global Inc...................                  530555101     40,941    1,813,938 1,813,938   1,813,938
Liberty Global Ser C.................                  530555309      1,720       76,600    76,600      76,600
Liberty Interactive Series A.........                  53071M104     85,519    7,795,704 7,795,704   7,795,704
Liberty Capital Series A.............                  53071M302     21,384    1,022,164 1,022,164   1,022,164
Liberty Media Corp Entertain.........                  53071M500    110,965    3,566,856 3,566,856   3,566,856
Mccormick & Co Inc Com Non Vtg.......                  579780206     53,844    1,586,460 1,586,460   1,586,460
Mcdonald's Corp......................                  580135101     42,901      751,719   751,719     751,719
Merck & Co Inc.......................                  589331107     41,411    1,309,236 1,309,236   1,309,236
Meredith Corp........................                  589433101     17,742      592,596   592,596     592,596
Microsoft Corp.......................                  594918104    210,422    8,181,270 8,181,270   8,181,270
Molson Coors Brewing Company.........                  60871R209     23,902      491,000   491,000     491,000
Nike Inc.............................                  654106103     32,350      500,000   500,000     500,000
Nokia Corp-Spon ADR..................                  654902204     53,900    3,686,700 3,686,700   3,686,700
Novartis ADR.........................                  66987V109     90,921    1,804,700 1,804,700   1,804,700
Pepsico Inc..........................                  713448108     94,851    1,616,966 1,616,966   1,616,966
Pfizer Inc...........................                  717081103     45,883    2,772,374 2,772,374   2,772,374
Philip Morris........................                  718172109     46,498      953,996   953,996     953,996
Potlatch Holdings Inc................                  737630103     34,138    1,199,925 1,199,925   1,199,925

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
                                                                         SHARES OR   SHARES     SHARES
                                                            MARKET VALUE PRINCIPAL    SOLE    SOLE VOTING
NAME OF ISSUER                  TITLE OF CLASS CUSIP NUMBER   (x$1000)    AMOUNT   DISCRETION  AUTHORITY
--------------                  -------------- ------------ ------------ --------- ---------- -----------
Praxair........................                  74005P104      75,473     923,900   923,900     923,900
Procter & Gamble Co............                  742718109     102,995   1,778,228 1,778,228   1,778,228
Prologis.......................                  743410102      29,634   2,486,085 2,486,085   2,486,085
Pulte Homes Inc................                  745867101      12,375   1,126,050 1,126,050   1,126,050
Rayonier.......................                  754907103       9,818     240,000   240,000     240,000
Rayonier.......................                754907103BW      38,292     936,000   936,000     936,000
Royal Dutch Shell Spnsrd ADR...                  780259206     103,413   1,808,237 1,808,237   1,808,237
SPDR Trust Series 1............                  78462F103     199,631   1,890,621 1,890,621   1,890,621
Schlumberger Ltd...............                  806857108      80,365   1,348,398 1,348,398   1,348,398
Spectra Energy Corp............                  847560109      53,855   2,843,450 2,843,450   2,843,450
Staples Inc....................                  855030102     112,615   4,849,900 4,849,900   4,849,900
State Street Corp..............                  857477103     124,983   2,376,100 2,376,100   2,376,100
Texas Instruments Inc..........                  882508104      24,770   1,045,600 1,045,600   1,045,600
Toll Brothers Inc..............                  889478103      11,601     593,700   593,700     593,700
US Bancorp.....................                  902973304      45,022   2,059,567 2,059,567   2,059,567
UnitedHealth Group Inc.........                  91324P102      67,167   2,682,400 2,682,400   2,682,400
Wal-Mart Stores Inc............                  931142103      74,776   1,523,253 1,523,253   1,523,253
Walgreen Co....................                  931422109     163,369   4,360,000 4,360,000   4,360,000
Weingarten Realty Investors....                  948741103      63,236   3,174,501 3,174,501   3,174,501
Wells Fargo & Co...............                  949746101     116,360   4,129,160 4,129,160   4,129,160
Wyeth..........................                  983024100      77,382   1,592,881 1,592,881   1,592,881
Arch Capital Group Ltd.........                  G0450A105       1,459      21,600    21,600      21,600
  TOTAL MARKET VALUE - PENSION.
  PLAN SECURITIES..............                         74   4,761,099